Retirement Benefits (Benefit Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.73%	7.16%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.96%	5.39%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2021	2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.65%	3.59%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.60%	3.65%
Expected long term return on assets, tax exempt accounts	3.50%	7.50%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.34%	2.38%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.06%	2.79%
Expected long term return on assets, tax exempt accounts	7.00%	7.00%
Expected long term return on assets, taxable accounts	4.50%	4.50%